Document And Entity Information	Jan. 06, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 06, 2026
Entity Registrant Name	Jaguar Health, Inc.
Entity Central Index Key	0001585608
Entity Emerging Growth Company	false
Entity File Number	001-36714
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-2956775
Entity Address, Address Line One	200 Pine Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	371-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	JAGX
Security Exchange Name	NASDAQ
Amendment Description	Jaguar Health, Inc. (the “Company”) is filing this Form 8-K/A as an amendment (the “Amendment”) to its Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on January 12, 2026 (the “Original Report”), to correct scrivener’s errors in (i) the disclosure of the execution date of the Securities Purchase Agreements (as defined in the Original Report) and the closing date of the transactions contemplated thereunder, both of which shall be corrected to January 6, 2026, and (ii) the Date of Report (date of earliest event reported) set forth on the cover page of the Original Report. Copies of the form of Note, the form of Warrant (both as defined in the Original Report), and the form of Securities Purchase Agreement filed as Exhibits 4.1, 4.2 and 10.1 to the Original Report contained the same scrivener’s errors discussed in the foregoing sentence. This Amendment amends and restates the Original Report in its entirety. The corrected copies of the form of Note, the form of Warrant and the form of Securities Purchase Agreement are filed as Exhibits 4.1, 4.2 and 10.1 hereto and supersede and replace in their respective entirety Exhibits 4.1, 4.2 and 10.1 to the Original Report.